PROMISSORY NOTES RECEIVABLE (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Promissory Note Receivable [Line Items]
Beginning balance		$ 6,987	$ 2,781
Principal additions		15,483	3,823
Note converted to equity investment		(200)
Equity instrument converted to note			125
FLW withdrawal transaction		908
Additions from business acquisitions		6,995
NorCal purchase		4,089
Interest earned		1,178	330
Payments		(4,895)	(72)
Ending balance		30,545	6,987
TGS
Promissory Note Receivable [Line Items]
Beginning balance	[1]	1,800	1,800
Principal additions	[1]	0	0
Note converted to equity investment	[1]	0
Equity instrument converted to note	[1]		0
FLW withdrawal transaction	[1]	0
Additions from business acquisitions	[1]	0
NorCal purchase	[1]	0
Interest earned	[1]	0	0
Payments	[1]	1,800	0
Ending balance	[1]	0	1,800
SFN
Promissory Note Receivable [Line Items]
Beginning balance	[2]	3,100	0
Principal additions	[2]	0	3,100
Note converted to equity investment	[2]	0
Equity instrument converted to note	[2]		0
FLW withdrawal transaction	[2]	(1,100)
Additions from business acquisitions	[2]	0
NorCal purchase	[2]	0
Interest earned	[2]	0	0
Payments	[2]	(2,000)	0
Ending balance	[2]	0	3,100
CWG
Promissory Note Receivable [Line Items]
Beginning balance	[3]	0	0
Principal additions	[3]	412
Note converted to equity investment	[3]	0
Equity instrument converted to note	[3]		0
FLW withdrawal transaction	[3]	0
Additions from business acquisitions	[3]	0
NorCal purchase	[3]	4,175
Interest earned	[3]	0	0
Payments	[3]	0	0
Ending balance	[3]	4,587	0
Lines of Credit
Promissory Note Receivable [Line Items]
Beginning balance	[4]	220	0
Principal additions	[4]	14,801	220
Note converted to equity investment	[4]	0
Equity instrument converted to note	[4]		0
FLW withdrawal transaction	[4]	0
Additions from business acquisitions	[4]	4,650
NorCal purchase	[4]	0
Interest earned	[4]	0	0
Payments	[4]	0	0
Ending balance	[4]	19,671	220
Other Notes Receivable
Promissory Note Receivable [Line Items]
Beginning balance	[5]	1,456	828
Principal additions	[5]	270	503
Note converted to equity investment	[5]	(200)
Equity instrument converted to note	[5]		125
FLW withdrawal transaction	[5]	2,119
Additions from business acquisitions	[5]	814
NorCal purchase	[5]	(78)
Interest earned	[5]	0	0
Payments	[5]	(719)	0
Ending balance	[5]	3,662	1,456
Interest Receivable
Promissory Note Receivable [Line Items]
Beginning balance		411	153
Principal additions		0	0
Note converted to equity investment		0
Equity instrument converted to note			0
FLW withdrawal transaction		(111)
Additions from business acquisitions		1,531
NorCal purchase		(8)
Interest earned		1,178	330
Payments		(376)	(72)
Ending balance		$ 2,625	$ 411

[1]	Interest income related to a promissory note receivable from TGS National Holdings, LLC totaled $30 and $108 during the years ended December 31, 2018 and 2017, respectively. In April 2018, the entire principal and accrued interest was repaid in the amount of $1,996.
[2]	On March 1, 2017, FLW, a consolidated subsidiary of Acreage, issued an unsecured convertible promissory note to SFN for a principal sum of $1,100. In connection with the resignation from FLW described in Note 6, the principal due from SFN was exchanged for a new note receivable of $300, with the remaining principal of $800 eliminated through de-consolidation of the non-controlling interest. The resulting balance due from SFN was collected subsequent to year end.
[3]	During the year ended December 31, 2018, the Company forgave a loan and interest receivable from NorCal and applied the balance to the purchase price (refer to Note 5 for further detail). In addition, the Company acquired a promissory note receivable from CWG Botanicals, Inc. ("CWG"), the license holder managed by NorCal. The note bears interest at a rate of 8% per annum and matures in December 2021.
[4]	The Company provides revolving lines of credit to several entities under management services agreements.
[5]	Primarily represents outstanding notes due from entities to which we provide management services as well as related parties. The balance outstanding as at December 31, 2018 primarily relates to FLW, which is explained in note (ii) above. Related party balances outstanding as at December 31, 2018 include loans to NCC and the license holder managed by WPMC. The interest rates on the notes range from 6-20%. Interest income on the notes amounted to $94 and $111 during the years ended December 31, 2018 and 2017, respectively.